FPA Perennial Fund, Inc. (Prospectus Summary) | FPA Perennial Fund, Inc.
SUMMARY SECTION
Investment Objective.
The Fund's primary investment objective is long-term growth of capital.
Current income is a secondary consideration.
Fees and Expenses of the Fund.
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You, your spouse and the following related people
(and their spouses) can combine investments to reduce your sales charge:
grandparents, parents, siblings, children or grandchildren, aunts or uncles, nieces or nephews; or by the individual, his or her spouse and a trustee or other fiduciary purchasing securities for related trusts, estates or fiduciary accounts, including employee benefit plans. More information about these and other ways of reducing your sales charge is available in the prospectus section, "Reducing Your Sales Charge," and in the Fund's Statement
of Additional Information.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees (USD $)		FPA Perennial Fund, Inc.
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)		5.25%
Maximum Deferred Sales Charge (Load) (as a percentage of original sales price or redemption proceeds, as applicable)		2.00%
Redemption Fee (as a percentage of amount redeemed)	[1]	none
Exchange Fee		none
[1]	Redemptions by wire are subject to a $3.50 charge per wire. Your broker-dealer may charge you a fee for redemptions.

Annual Fund Operating Expenses (expenses that are deducted from Fund assets)
Annual Fund Operating Expenses	FPA Perennial Fund, Inc.
Management Fees	0.65%
Distribution (12b-1) Fees	none
Other Expenses	0.25%
Financial Services	0.10%
Other Expenses	0.35%
Total Annual Fund Operating Expenses	1.00%

Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes you invest
$10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example (USD $)	FPA Perennial Fund, Inc.
One year	622
Three years	827
Five years	1,048
Ten years	1,685

Portfolio Turnover.
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when
Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the
Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 5% of the average value of its portfolio.
Principal Investment Strategies.
The Adviser attempts to concentrate on ownership of high-quality businesses, particularly firms with histories of earning high returns on capital and with modest debt levels. These companies have leading market shares and strong managers who have demonstrable track records of wise reinvestment of the business's cash flows.

Although company quality is our principal investment test, the valuation of investments is also an important part of the stock selection process. The
Adviser's primary measure of value is price/earnings ratio. The Adviser seeks out companies undervalued relative to their long-term earnings power or to others of similar quality, but it will not overpay for even the best companies.
It is expected that the Fund's portfolio will have better than average companies selling at valuations similar to or below the market.

Seeking to minimize risk, especially in treacherous economic or stock market environments is an important element of the Adviser's investment process. To do this, the Adviser seeks out companies with relatively unleveraged balance sheets, operating in more predictable, less volatile sectors of the economy, and with business models that it can understand. The companies' leading market shares and high operating margins may minimize the volatility of their earnings.
Diversified portfolios and modest relative valuations, typically lower than the market, also contribute to reducing risk.

The Adviser believes that the most important contributor to the long-term investment performance of the companies held by the Fund is growth in earnings, not changes in valuation (price/earnings ratio). Because growth is driven by earning high returns on capital and successful reinvestment of cash flow, it is necessary to hold most of the portfolio securities in the Fund's portfolio for an extended period in order for this process to come to fruition. Accordingly, portfolio turnover may be very low.

Although there can be a conflict between a very long investment time horizon and a strong value discipline in managing the portfolio, the Adviser is generally willing to hold portfolio securities at valuations higher than it would require for an initial purchase. If a position becomes significantly overvalued, the
Adviser would not hesitate to trim or eliminate the security from the portfolio.
The Adviser's aim is to reduce portfolio turnover with its concomitant costs and to focus attention on the long-term business fundamentals of the Fund's portfolio companies.

The Fund invests primarily in the common stocks of U.S. companies in a variety of industries and market segments. The Adviser's investment process is fundamental and bottom-up, evaluating each company on its own merits. It is not driven by macroeconomic analysis, though the Adviser recognizes that changes in the economic environment can be important to most companies'
prospects. The Fund's portfolio will have holdings in many industries. The portfolio may be moderately concentrated, generally with 30-40 positions. Most of these companies will be small- to medium-market capitalization (up to U.S.
$10 billion), though ownership of larger companies is permitted. Cash is the residual of the investment process and will normally be a small percent of Fund assets.

The Adviser believes that international diversification can yield valuable benefits to the Fund by providing exposure to companies in faster growing economies than the U.S. and by offsetting the negative impact of a possible secular decline in the value of the dollar. Much of this exposure to foreign business activity is expected to come from purchases of U.S.-based companies with strong worldwide franchises. However, the Fund may also purchase foreign-domiciled companies that meet the Adviser's usual investment criteria and where differences in accounting, disclosure, culture, management accessibility and trading do not put the Fund at a competitive disadvantage. No more than 35% of the Fund's total assets will be invested in the securities of foreign issuers.

The Fund can also invest in debt securities, preferred stocks, and convertible securities.

The Fund may sell a portfolio holding when the holding's market price appreciates and approaches the Adviser's estimate of intrinsic value; the
Adviser finds an opportunity to reallocate the Fund's assets to other investments with greater reward potential; or the original investment thesis no longer holds.
Principal Investment Risks.
• The stock market declines. The financial problems in global economies over the past several years may continue to cause high volatility in global financial markets.

• The market favors one group of stocks over another-growth vs. value, large-cap
vs. small-cap, high-quality companies vs. low-quality, etc.-and the Fund holds investments that are out-of-favor.

• The Fund's investment approach has resulted in an emphasis on smaller and medium size companies. Investing in smaller companies generally involves greater risk than investing in larger companies and securities of smaller companies are often more volatile, less liquid and more reliant on key products or personnel than larger companies. Also, the portfolio might not reflect all facets of the national economy and could differ significantly from broad market indices.

• An adverse event, such as an unfavorable earnings report, depresses the value of a particular stock, an investment in a security proves in retrospect to be inopportune because of other adverse developments or the vagaries of the markets or company-specific events reduce the income generated by its securities.

• If the Fund purchases foreign securities, those markets go down or prices of the Fund's foreign securities go down because of unfavorable changes in foreign currency exchange rates, foreign government actions, social, economic or political instability or other factors that can adversely affect investments in foreign countries. These factors can make foreign securities less liquid, more volatile and harder to value than U.S. securities.

• The Adviser may select stocks and investments that underperform.

Because of these and other risks, you could lose money by investing in the Fund.
The Fund's shares are not bank deposits and are not guaranteed, endorsed or insured by any financial institution, government authority or the FDIC.
Updated Performance Information.
To obtain updated monthly performance information, please visit the Fund's website at www.fpafunds.com or call (800) 982-4372.

Performance Information. The bar chart and Average Annual Total Returns table below provide an indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year and by showing how the
Fund's average annual returns for 1, 5 and 10 calendar years compare with those of a broad-based securities market index and an index of similar funds. The bar chart shows performance without a sales charge (load). If it did, returns would be lower than those shown. Performance in the Average Annual Total Returns table reflects the impact of the maximum sales charge of 5.25%. The chart and table reflect the reinvestment of dividends and distributions. The Fund's past performance (before and after taxes) is not necessarily an indication of how the
Fund will perform in the future.

The Russell 2500 Index consists of the 2,500 smallest companies in the Russell
3000 total capitalization universe. This index is considered a measure of small to mid-capitalization stock performance and is included as a broad-based comparison to the capitalization characteristics of the Fund's portfolio. The
Lipper Mid-Cap Core Fund Average provides an additional comparison of how the
Fund performed in relation to other mutual funds with similar objectives. Funds in this Average, by portfolio practice, invest at least 75% of their equity assets in companies with market capitalizations (on a 3-year weighted basis)
below Lipper's U.S. Diversified Equity large-cap floor. Index returns reflect the reinvestment of all dividends and/or distributions.

The Fund's highest/lowest quarterly results during this time period were: Highest 20.49% (Quarter ended 6/30/09) Lowest (29.12)% (Quarter ended 12/31/08)
Average Annual Total Returns (for the periods ended December 31, 2011)
Average Annual Total Returns	Average Annual Returns, Label		Average Annual Returns, 1 Year	Average Annual Returns, 5 Years	Average Annual Returns, 10 Years
FPA Perennial Fund, Inc.	Before Taxes		(8.84%)	1.90%	6.34%
FPA Perennial Fund, Inc. After Taxes on Distributions	After Taxes on Distributions	[1]	(8.84%)	1.53%	5.91%
FPA Perennial Fund, Inc. After Taxes on Distributions and Sales	After Taxes on Distributions and Sale of Fund Shares	[1]	(7.51%)	1.52%	5.43%
FPA Perennial Fund, Inc. Russell 2500	Russell 2500 (reflects no deductions for fees, expenses or taxes)		(2.51%)	1.24%	6.57%
FPA Perennial Fund, Inc. Lipper Mid-Cap Core Fund Average	Lipper Mid-Cap Core Fund Average (reflects no deductions for sales charges or taxes)		(3.62%)	1.17%	5.32%
[1]	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend upon an investor's tax situation and may differ from those shown. After-tax returns presented here are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or IRAs.